UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/15

Item 1.	Schedule of Investments

GE RSP Income Fund

Schedule of Investments—March 31, 2015 (Unaudited)

Bonds and Notes—99.1% †		Principal Amount	Fair Value
U.S. Treasuries—23.3%
U.S. Treasury Bonds
2.50%	02/15/45	$149,218,800	$147,843,152
4.75%	02/15/41	10,008,000	14,348,189
U.S. Treasury Notes
0.50%	06/30/16 - 02/28/17	141,891,000	141,932,685
0.88%	06/15/17	104,956,000	105,505,340
1.38%	02/29/20	140,955,300	140,988,284
1.63%	12/31/19	3,396,000	3,439,245
2.00%	02/15/25	54,916,800	55,264,313
			609,321,208
Agency Mortgage Backed—29.3%
Federal Home Loan Mortgage Corp.
3.50%	04/01/44	20,118,490	21,271,525
4.00%	05/01/44	31,936,133	34,519,650
4.50%	06/01/33 - 02/01/35	159,247	174,316
5.00%	07/01/35 - 06/01/41	10,920,745	12,350,714
5.50%	05/01/20 - 04/01/39	3,488,054	3,966,077
6.00%	04/01/17 - 11/01/37	6,175,364	7,060,207
6.50%	07/01/29	27,411	31,776
7.00%	10/01/16 - 08/01/36	1,016,360	1,163,868
7.50%	01/01/28 - 09/01/33	53,422	58,961
8.00%	11/01/30	7,801	8,996
8.50%	04/01/30	12,233	15,452
9.00%	05/01/16 - 11/01/16	14,504	14,981
Federal National Mortgage Assoc.
2.10%	04/01/37	19,427	20,061	(a)
3.00%	02/01/43 - 06/01/43	138,219,382	141,648,147
3.50%	11/01/42 - 02/01/43	41,417,887	43,746,953
4.00%	05/01/19 - 03/01/44	69,320,774	74,644,872
4.50%	05/01/18 - 01/01/41	64,984,398	71,080,923
5.00%	07/01/20 - 06/01/41	18,999,571	21,497,890
5.50%	02/01/16 - 01/01/39	20,534,066	23,094,942
6.00%	05/01/19 - 08/01/35	9,443,884	10,885,261
6.50%	03/01/16 - 08/01/36	1,356,855	1,530,682
7.00%	10/01/16 - 02/01/34	139,582	147,300
7.50%	05/01/15 - 12/01/33	600,679	688,785
8.00%	12/01/15 - 01/01/33	223,253	250,156
8.50%	04/01/30	34,867	42,703
9.00%	01/01/17 - 12/01/22	180,363	195,124
2.50%	TBA	99,714,996	102,410,412	(b)
3.00%	TBA	3,215,000	3,286,835	(b)
5.00%	TBA	7,777,000	8,171,826	(b)
6.00%	TBA	21,770,000	24,834,802	(b)
6.50%	TBA	6,768,000	7,780,292	(b)

Government National Mortgage Assoc.
1.63%	05/20/21 - 10/20/25	26,098	26,747	(a)
3.00%	04/20/43 - 06/20/43	34,519,232	35,618,381
3.50%	05/20/43	25,347,242	26,746,618
4.00%	01/20/41 - 04/20/43	31,408,477	33,708,013
4.50%	08/15/33 - 03/20/41	14,301,797	15,640,218
5.00%	08/15/33	606,272	681,275
6.00%	04/15/27 - 09/15/36	1,511,271	1,751,449
6.50%	04/15/19 - 09/15/36	1,411,551	1,622,676
7.00%	03/15/26 - 10/15/36	757,173	847,350
7.50%	11/15/22 - 11/15/31	285,307	309,715
8.00%	11/15/29 - 06/15/30	3,926	4,430
8.50%	10/15/17	68,640	72,355
9.00%	11/15/16 - 12/15/21	271,258	285,564
3.00%	TBA	16,800,032	17,298,450	(b)
5.00%	TBA	12,587,000	14,027,129	(b)
5.50%	TBA	1,900,000	2,143,141	(b)
			767,378,000
Agency Collateralized Mortgage Obligations—0.3%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	34,926	34,901	(c,d)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	9,574,656	28,370	(a,e)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	9,952,030	988,271	(e)
4.50%	03/15/18	148,932	1,785	(e)
5.00%	10/15/18 - 02/15/38	294,819	7,691	(e)
5.50%	06/15/33	571,646	112,427	(e)
6.43%	08/15/25	3,644,294	381,137	(a,e)
7.50%	07/15/27	20,642	3,239	(e)
8.00%	04/15/20	21,221	22,384
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	14,160	13,248	(c,d)
5.78%	08/15/43	7,331,289	1,579,049	(a,e)
8.00%	02/01/23 - 07/01/24	53,149	12,018	(e)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	51,493	51,063	(c,d)
1.23%	12/25/42	1,459,942	69,310	(a,e)
5.00%	02/25/40 - 09/25/40	5,320,884	552,829	(e)
5.83%	07/25/38	999,608	125,249	(a,e)
7.33%	05/25/18	152,331	11,680	(a,e)
8.00%	05/25/22	74	1,356	(e)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	578,971	548,903	(c,d)
4.50%	08/25/35 - 01/25/36	1,568,070	255,611	(e)
5.00%	03/25/38 - 05/25/38	905,576	163,464	(e)
5.50%	12/25/33	200,275	36,695	(e)
6.00%	01/25/35	772,027	153,204	(e)
7.50%	11/25/23	226,120	36,756	(e)
8.00%	08/25/23 - 07/25/24	107,431	23,233	(e)
8.50%	03/25/17 - 07/25/22	101,723	12,592	(e)
9.00%	05/25/22	45,807	8,692	(e)

Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	9,577,762	760,979	(e)
5.00%	12/20/35 - 09/20/38	5,680,291	409,140	(e)
6.07%	02/20/40	3,385,611	563,914	(a,e)
6.63%	01/16/40	5,978,764	1,078,751	(a,e)
			8,047,941
Asset Backed—0.1%
Capital One Multi-Asset Execution Trust 2006-B1
0.45%	01/15/19	1,000,000	997,385	(a)
Chase Funding Trust 2004-1
3.99%	11/25/33	1,226,773	1,257,895	(f)
Countrywide Asset-Backed Certificates 2005-17
0.43%	05/25/36	68,077	67,977	(a)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	1,250,000	1,252,554
Irwin Home Equity Loan Trust 2006-2
0.32%	02/25/36	207,215	173,009	(a,g)
			3,748,820
Corporate Notes—37.9%
21st Century Fox America Inc.
6.65%	11/15/37	1,846,000	2,489,325	(h)
ABB Finance USA Inc.
1.63%	05/08/17	3,213,000	3,246,457	(h)
Abbott Laboratories
2.95%	03/15/25	1,351,000	1,367,044
AbbVie Inc.
1.75%	11/06/17	2,949,000	2,959,460	(h)
2.00%	11/06/18	2,313,000	2,311,564	(h)
Abengoa Greenfield S.A.
6.50%	10/01/19	2,275,000	2,093,000	(g,h)
ACCO Brands Corp.
6.75%	04/30/20	3,446,000	3,609,685	(h)
ACE INA Holdings Inc.
3.15%	03/15/25	3,379,000	3,454,639
Actavis Funding SCS
1.30%	06/15/17	3,992,000	3,957,852	(h)
3.00%	03/12/20	1,689,000	1,727,991
3.45%	03/15/22	2,365,000	2,422,415
3.80%	03/15/25	3,378,000	3,486,197
4.55%	03/15/35	1,689,000	1,760,475
Activision Blizzard Inc.
5.63%	09/15/21	3,378,000	3,597,570	(g,h)
Aetna Inc.
3.50%	11/15/24	1,684,000	1,756,569	(h)
Agrium Inc.
3.38%	03/15/25	845,000	845,028
4.90%	06/01/43	1,562,000	1,670,935	(h)
Alibaba Group Holding Ltd.
3.60%	11/28/24	2,370,000	2,377,650	(g,h)
4.50%	11/28/34	1,350,000	1,360,593	(g,h)

Altria Group Inc.
2.95%	05/02/23	1,681,000	1,673,889	(h)
4.50%	05/02/43	1,681,000	1,738,709	(h)
America Movil SAB de C.V.
5.00%	03/30/20	4,968,000	5,629,837	(h)
American Axle & Manufacturing Inc.
6.25%	03/15/21	2,250,000	2,368,125	(h)
6.63%	10/15/22	717,000	768,983	(h)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	2,494,000	2,586,123	(h)
American Electric Power Company Inc.
2.95%	12/15/22	2,694,000	2,716,285	(h)
American Express Co.
3.63%	12/05/24	3,368,000	3,458,818	(h)
American International Group Inc.
3.38%	08/15/20	2,454,000	2,589,345	(h)
3.88%	01/15/35	1,690,000	1,698,455	(h)
4.13%	02/15/24	2,358,000	2,552,596	(h)
4.50%	07/16/44	1,684,000	1,807,634	(h)
American Seafoods Group LLC/American Seafoods Finance Inc.
10.75%	05/15/16	2,660,000	2,493,750	(g,h)
American Tower Corp. (REIT)
3.40%	02/15/19	4,077,000	4,210,257	(h)
Amgen Inc.
2.20%	05/22/19	4,996,000	5,060,553	(h)
Amkor Technology Inc.
6.63%	06/01/21	2,027,000	2,108,080	(h)
Anadarko Petroleum Corp.
6.20%	03/15/40	1,766,000	2,150,162	(h)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	4,861,000	4,795,736	(h)
Anthem Inc.
3.30%	01/15/23	1,732,000	1,759,409	(h)
Apple Inc.
2.50%	02/09/25	5,065,000	4,956,710	(h)
2.85%	05/06/21	5,169,000	5,385,726	(h)
3.45%	02/09/45	1,690,000	1,604,214	(h)
Aramark Services Inc.
5.75%	03/15/20	3,778,000	3,948,010	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	1,720,000	1,787,245	(h)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
3.27%	12/15/19	3,500,000	3,412,500	(a,g,h)
Ares Capital Corp.
3.88%	01/15/20	2,360,000	2,401,309	(h)
Ascension Health
4.85%	11/15/53	2,608,000	3,036,408	(h)
AT&T Inc.
2.38%	11/27/18	3,936,000	3,986,664	(h)
4.80%	06/15/44	1,995,000	2,042,942	(h)

Bank of America Corp.
1.70%	08/25/17	1,692,000	1,698,543	(h)
2.00%	01/11/18	7,012,000	7,064,934	(h)
2.60%	01/15/19	1,476,000	1,502,261	(h)
4.00%	01/22/25	3,380,000	3,407,354	(h)
4.10%	07/24/23	1,981,000	2,113,822	(h)
4.25%	10/22/26	3,030,000	3,127,996	(h)
Bank of China Ltd.
5.00%	11/13/24	1,675,000	1,769,505	(g,h)
Barclays Bank PLC
2.25%	05/10/17	8,801,000	9,013,597	(g)
Barrick Gold Corp.
4.10%	05/01/23	1,690,000	1,667,204
Baytex Energy Corp.
5.13%	06/01/21	2,028,000	1,860,690	(g,h)
Bed Bath & Beyond Inc.
3.75%	08/01/24	1,661,000	1,726,410	(h)
4.92%	08/01/34	498,000	533,985	(h)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	3,165,000	4,125,628	(h)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	1,056,000	1,098,272	(h)
Berkshire Hathaway Inc.
4.50%	02/11/43	2,063,000	2,327,598	(h)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	1,714,000	1,962,878	(h)
Bombardier Inc.
4.75%	04/15/19	2,050,000	2,009,000	(g,h)
6.00%	10/15/22	3,427,000	3,217,096	(g,h)
7.75%	03/15/20	2,094,000	2,191,371	(g,h)
BP Capital Markets PLC
1.38%	05/10/18	1,688,000	1,680,431	(h)
3.81%	02/10/24	4,165,000	4,323,312	(h)
Branch Banking & Trust Co.
3.80%	10/30/26	1,690,000	1,779,433	(h)
Brocade Communications Systems Inc.
4.63%	01/15/23	1,451,000	1,447,373	(h)
Building Materials Corporation of America
5.38%	11/15/24	2,028,000	2,058,420	(g,h)
Calpine Corp.
5.75%	01/15/25	2,054,000	2,069,405	(h)
5.88%	01/15/24	2,515,000	2,717,458	(g,h)
Canadian Pacific Railway Co.
2.90%	02/01/25	1,690,000	1,685,773	(h)
Caterpillar Inc.
4.30%	05/15/44	1,722,000	1,863,974	(h)
Catholic Health Initiatives
2.60%	08/01/18	1,030,000	1,058,142
4.35%	11/01/42	1,029,000	1,030,853

CBS Corp.
3.70%	08/15/24	2,624,000	2,701,980	(h)
CCOH Safari LLC
5.75%	12/01/24	2,028,000	2,088,840	(h)
Cequel Capital Corp.
5.13%	12/15/21	3,893,000	3,888,134	(g,h)
Chesapeake Energy Corp.
3.25%	03/15/16	1,923,000	1,920,596	(h)
5.38%	06/15/21	3,453,000	3,349,410	(h)
Cigna Corp.
3.25%	04/15/25	3,379,000	3,447,438
Citigroup Inc.
1.75%	05/01/18	3,366,000	3,360,103	(h)
5.50%	09/13/25	3,457,000	3,918,133	(h)
CMS Energy Corp.
4.88%	03/01/44	1,699,000	1,978,616	(h)
CNA Financial Corp.
5.88%	08/15/20	2,898,000	3,351,769	(h)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	3,448,000	3,665,483	(h)
Cogeco Cable Inc.
4.88%	05/01/20	3,215,000	3,255,188	(g,h)
Comcast Corp.
4.20%	08/15/34	1,693,000	1,834,084	(h)
Commonwealth Bank of Australia
0.75%	01/15/16	4,706,000	4,710,800	(g)
ConocoPhillips Co.
3.35%	11/15/24	1,000,000	1,030,502
Continental Resources Inc.
4.90%	06/01/44	1,663,000	1,466,615	(h)
Corp Andina de Fomento
4.38%	06/15/22	4,826,000	5,269,987	(h)
Corporate Office Properties LP (REIT)
3.70%	06/15/21	1,666,000	1,684,213	(h)
Cott Beverages Inc.
5.38%	07/01/22	2,028,000	1,954,485	(g)
COX Communications Inc.
4.70%	12/15/42	737,000	750,947	(g,h)
Credit Agricole S.A.
4.38%	03/17/25	2,082,000	2,105,218	(g)
Credit Suisse AG
2.60%	05/27/16	3,681,000	3,762,961	(g)
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	3,390,000	3,429,643	(g)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	1,370,000	1,381,988	(h)
CSX Corp.
4.50%	08/01/54	1,694,000	1,829,036	(h)
CVS Health Corp.
2.25%	08/12/19	5,080,000	5,158,420	(h)
Daimler Finance North America LLC
2.38%	08/01/18	8,030,000	8,234,580	(g,h)
DaVita HealthCare Partners Inc.
5.13%	07/15/24	1,352,000	1,379,040	(h)

Dean Foods Co.
6.50%	03/15/23	1,625,000	1,633,125	(g)
Denbury Resources Inc.
6.38%	08/15/21	3,645,000	3,435,413	(h)
Deutsche Bank AG
4.50%	04/01/25	3,426,000	3,431,139	(b)
Dexia Credit Local S.A.
2.25%	01/30/19	6,894,000	7,050,446	(g,h)
Diageo Capital PLC
1.13%	04/29/18	3,366,000	3,346,972	(h)
Diageo Investment Corp.
2.88%	05/11/22	4,105,000	4,183,229	(h)
DigitalGlobe Inc.
5.25%	02/01/21	3,520,000	3,520,000	(g,h)
DIRECTV Holdings LLC
4.45%	04/01/24	2,595,000	2,771,437	(h)
5.15%	03/15/42	3,336,000	3,486,360	(h)
Dollar General Corp.
1.88%	04/15/18	3,370,000	3,333,840	(h)
4.13%	07/15/17	3,373,000	3,548,065	(h)
Dominion Resources Inc.
1.95%	08/15/16	3,151,000	3,188,418	(h)
Duke Energy Corp.
3.75%	04/15/24	3,227,000	3,454,220	(h)
Duke Energy Progress Inc.
4.15%	12/01/44	1,010,000	1,103,230	(h)
Eastman Chemical Co.
3.60%	08/15/22	3,368,000	3,501,049	(h)
Eaton Corp.
2.75%	11/02/22	3,686,000	3,693,674	(h)
Ecopetrol S.A.
5.88%	05/28/45	851,000	791,813	(h)
Electricite de France S.A.
2.15%	01/22/19	6,811,000	6,900,047	(g,h)
Eli Lilly & Co.
2.75%	06/01/25	1,689,000	1,696,457
3.70%	03/01/45	338,000	338,094
EMD Finance LLC
3.25%	03/19/25	5,068,000	5,131,679	(g)
Energy Transfer Equity LP
5.88%	01/15/24	6,800,000	7,174,000	(h)
Energy Transfer Partners LP
4.05%	03/15/25	1,351,000	1,362,429
5.15%	03/15/45	1,182,000	1,189,406
6.50%	02/01/42	2,729,000	3,165,605	(h)
Ensco PLC
4.50%	10/01/24	1,678,000	1,626,408	(h)
5.20%	03/15/25	2,703,000	2,707,203
5.75%	10/01/44	676,000	654,719	(h)
Enterprise Products Operating LLC
3.75%	02/15/25	2,694,000	2,780,954	(h)

ERP Operating LP
4.50%	07/01/44	688,000	740,457	(h)
European Investment Bank
4.88%	01/17/17	6,925,000	7,439,534	(h)
FedEx Corp.
3.20%	02/01/25	3,420,000	3,466,221	(h)
Five Corners Funding Trust
4.42%	11/15/23	3,703,000	3,972,664	(g,h)
Florida Power & Light Co.
4.13%	02/01/42	1,675,000	1,856,609	(h)
Ford Motor Credit Company LLC
2.46%	03/27/20	5,070,000	5,070,512
3.22%	01/09/22	3,400,000	3,471,614	(h)
5.88%	08/02/21	2,569,000	3,024,232	(h)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	3,833,000	4,197,135	(g,h)
Frontier Communications Corp.
7.13%	03/15/19	2,617,000	2,845,988	(h)
General Motors Co.
4.88%	10/02/23	1,259,000	1,363,137	(h)
5.00%	04/01/35	3,379,000	3,605,535	(h)
6.25%	10/02/43	2,237,000	2,740,464	(h)
General Motors Financial Company Inc.
2.63%	07/10/17	1,368,000	1,381,701	(h)
3.00%	09/25/17	2,028,000	2,066,025	(h)
3.50%	07/10/19	1,368,000	1,404,475	(h)
4.38%	09/25/21	3,379,000	3,588,802	(h)
Georgia-Pacific LLC
3.60%	03/01/25	2,545,000	2,608,913	(g,h)
Gilead Sciences Inc.
4.80%	04/01/44	1,524,000	1,756,245	(h)
Glencore Funding LLC
4.13%	05/30/23	3,003,000	3,058,234	(g,h)
Grupo Televisa SAB
5.00%	05/13/45	967,000	1,006,503	(h)
HCA Inc.
4.75%	05/01/23	5,690,000	5,903,375	(h)
6.50%	02/15/20	2,903,000	3,268,778	(h)
Humana Inc.
3.85%	10/01/24	1,720,000	1,797,730	(h)
Huntsman International LLC
4.88%	11/15/20	3,205,000	3,205,000	(h)
Hyundai Capital America
2.13%	10/02/17	1,488,000	1,502,691	(g,h)
Illinois Tool Works Inc.
3.50%	03/01/24	3,402,000	3,608,290	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	2,358,000	2,397,546	(h)
Ingles Markets Inc.
5.75%	06/15/23	4,367,000	4,519,845	(h)

Intelsat Jackson Holdings S.A.
5.50%	08/01/23	3,422,000	3,229,513	(h)
International Business Machines Corp.
3.63%	02/12/24	3,479,000	3,694,319	(h)
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	1,167,000	1,194,413	(g,h)
Invesco Finance PLC
3.13%	11/30/22	4,673,000	4,720,912	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	962,000	1,043,770	(g,h)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	1,896,000	1,919,700	(g,h)
Jefferies Group LLC
5.13%	01/20/23	1,378,000	1,430,370	(h)
6.50%	01/20/43	1,123,000	1,117,375	(h)
John Deere Capital Corp.
3.35%	06/12/24	3,327,000	3,508,917	(h)
Johnson Controls Inc.
4.63%	07/02/44	1,663,000	1,783,601	(h)
JPMorgan Chase & Co.
3.88%	09/10/24	5,053,000	5,183,822	(h)
5.00%	12/29/49	2,443,000	2,400,125	(a,h)
6.10%	10/29/49	4,040,000	4,161,200	(a,h)
KB Home
7.00%	12/15/21	3,421,000	3,480,867	(h)
Kerr-McGee Corp.
6.95%	07/01/24	1,057,000	1,322,737	(h)
Keysight Technologies Inc.
4.55%	10/30/24	3,365,000	3,390,661	(g,h)
KFW
2.00%	10/04/22	10,325,000	10,442,984	(h)
4.50%	07/16/18	2,938,000	3,254,713	(h)
Kilroy Realty LP
4.25%	08/15/29	1,692,000	1,763,397	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	2,786,000	2,731,353	(h)
4.30%	05/01/24	3,446,000	3,508,321	(h)
Kinder Morgan Inc.
3.05%	12/01/19	1,686,000	1,702,732	(h)
5.55%	06/01/45	1,014,000	1,069,124	(h)
5.63%	11/15/23	4,703,000	5,171,588	(g,h)
Kinross Gold Corp.
5.95%	03/15/24	1,699,000	1,573,390	(h)
6.88%	09/01/41	225,000	202,677	(h)
Korea National Oil Corp.
2.88%	11/09/15	3,961,000	4,005,431	(g,h)
L Brands Inc.
5.63%	02/15/22	2,266,000	2,492,600	(h)
L-3 Communications Corp.
1.50%	05/28/17	2,332,000	2,317,388	(h)

Lamar Media Corp.
5.00%	05/01/23	2,080,000	2,126,800	(h)
Lear Corp.
5.25%	01/15/25	2,041,000	2,081,820	(h)
Lennar Corp.
4.50%	11/15/19	2,027,000	2,082,743	(h)
Liberty Mutual Group Inc.
4.25%	06/15/23	3,477,000	3,703,467	(g,h)
Lockheed Martin Corp.
3.80%	03/01/45	1,689,000	1,678,954
LyondellBasell Industries N.V.
4.63%	02/26/55	676,000	673,132
Macy’s Retail Holdings Inc.
4.50%	12/15/34	3,378,000	3,575,322	(h)
Manufacturers & Traders Trust Co.
2.90%	02/06/25	2,705,000	2,682,227	(h)
Marathon Petroleum Corp.
3.63%	09/15/24	3,370,000	3,408,408	(h)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24	1,352,000	1,382,285	(h)
5.50%	02/15/23	2,719,000	2,793,773	(h)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	3,370,000	3,459,480	(h)
Mattel Inc.
2.35%	05/06/19	5,171,000	5,157,602	(h)
Medtronic Inc.
2.50%	03/15/20	1,009,000	1,031,339	(g,h)
3.50%	03/15/25	3,366,000	3,518,786	(g,h)
4.63%	03/15/45	1,685,000	1,909,900	(g,h)
MEG Energy Corp.
6.50%	03/15/21	2,053,000	1,899,025	(g,h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,325,000	1,334,181	(h)
Merck & Company Inc.
2.75%	02/10/25	3,380,000	3,377,262	(h)
MetLife Inc.
4.05%	03/01/45	1,689,000	1,749,159
4.72%	12/15/44	1,347,000	1,528,493	(h)
MGM Resorts International
5.25%	03/31/20	3,378,000	3,428,332	(h)
Microsoft Corp.
4.00%	02/12/55	1,600,000	1,597,291	(h)
Mizuho Bank Ltd.
2.45%	04/16/19	4,151,000	4,205,083	(g,h)
Monsanto Co.
3.38%	07/15/24	1,664,000	1,729,820	(h)
4.70%	07/15/64	984,000	1,070,770	(h)

Morgan Stanley
2.65%	01/27/20	1,690,000	1,713,528
3.70%	10/23/24	1,681,000	1,752,580
4.10%	05/22/23	6,567,000	6,834,349	(h)
4.88%	11/01/22	3,226,000	3,523,315	(h)
5.00%	11/24/25	1,293,000	1,428,319	(h)
Motorola Solutions Inc.
4.00%	09/01/24	1,697,000	1,753,541	(h)
Mylan Inc.
7.88%	07/15/20	2,928,000	3,093,464	(g,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	1,434,000	1,469,312	(g,h)
National Retail Properties Inc.
3.90%	06/15/24	1,856,000	1,925,684	(h)
NCL Corporation Ltd.
5.00%	02/15/18	1,788,000	1,823,760	(h)
Newfield Exploration Co.
5.63%	07/01/24	3,507,000	3,647,280	(h)
5.75%	01/30/22	4,698,000	4,897,665	(h)
Newmont Mining Corp.
4.88%	03/15/42	1,293,000	1,150,500	(h)
Nexen Energy ULC
6.40%	05/15/37	1,775,000	2,247,537	(h)
Noble Energy Inc.
3.90%	11/15/24	2,021,000	2,056,054
Northrop Grumman Corp.
3.85%	04/15/45	1,013,000	997,182
NRG Energy Inc.
6.25%	07/15/22	2,099,000	2,156,723
Omnicom Group Inc.
3.63%	05/01/22	1,321,000	1,385,316	(h)
ONEOK Partners LP
4.90%	03/15/25	1,013,000	1,024,977
Oracle Corp.
2.25%	10/08/19	6,690,000	6,822,127	(h)
Owens & Minor Inc.
3.88%	09/15/21	3,365,000	3,520,046	(h)
Owens-Brockway Glass Container Inc.
5.38%	01/15/25	676,000	695,435	(g)
Pacific Gas & Electric Co.
3.40%	08/15/24	5,053,000	5,267,409	(h)
PacifiCorp
6.25%	10/15/37	2,644,000	3,634,175	(h)
People’s United Bank NA
4.00%	07/15/24	3,905,000	4,006,483	(h)
PepsiCo Inc.
4.25%	10/22/44	1,001,000	1,067,289
Perrigo Company PLC
2.30%	11/08/18	3,425,000	3,456,674	(h)
Perrigo Finance PLC
4.90%	12/15/44	840,000	900,177

Petrobras Global Finance BV
3.50%	02/06/17	3,082,000	2,884,290	(h)
3.88%	01/27/16	1,175,000	1,152,534	(h)
6.25%	03/17/24	845,000	796,666
Petroleos Mexicanos
3.50%	01/30/23	1,614,000	1,576,071	(h)
Philip Morris International Inc.
4.13%	03/04/43	1,682,000	1,723,308	(h)
Phillips 66 Partners LP
2.65%	02/15/20	1,014,000	1,018,269
3.61%	02/15/25	1,690,000	1,692,844
Pitney Bowes Inc.
4.63%	03/15/24	3,255,000	3,414,339	(h)
PNC Bank NA
2.40%	10/18/19	3,357,000	3,421,233	(h)
Prudential Financial Inc.
5.63%	06/15/43	2,060,000	2,183,600	(a,h)
Public Service Electric & Gas Co.
2.38%	05/15/23	5,064,000	4,974,114	(h)
Quest Diagnostics Inc.
4.70%	03/30/45	1,014,000	1,035,443
Range Resources Corp.
5.75%	06/01/21	1,920,000	2,005,805	(h)
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22	4,642,000	4,827,680	(h)
Revlon Consumer Products Corp.
5.75%	02/15/21	1,980,000	2,044,350	(h)
Roche Holdings Inc.
2.25%	09/30/19	3,314,000	3,362,510	(g,h)
3.35%	09/30/24	3,395,000	3,560,394	(g,h)
Rockwood Specialties Group Inc.
4.63%	10/15/20	8,080,000	8,413,300	(h)
Rowan Companies Inc.
5.85%	01/15/44	682,000	587,711	(h)
Royal Bank of Canada
1.20%	09/19/17	5,587,000	5,589,810
Ryder System Inc.
2.45%	09/03/19	4,135,000	4,142,261	(h)
Sabine Pass Liquefaction LLC
5.63%	02/01/21	1,857,000	1,869,182	(h)
Santander Bank NA
2.00%	01/12/18	4,110,000	4,127,735
Schaeffler Holding Finance BV (6.25% Cash/7.00% PIK)
6.25%	11/15/19	2,135,000	2,257,763	(g,i)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	740,000	799,200	(g,i)
Schaeffler Holding Finance BV (6.88% Cash/7.63% PIK)
6.88%	08/15/18	1,900,000	1,983,125	(g,h,i)
Scripps Networks Interactive Inc.
2.75%	11/15/19	1,685,000	1,699,250
Seagate HDD Cayman
4.75%	01/01/25	2,563,000	2,653,966	(g,h)

Sealed Air Corp.
4.88%	12/01/22	676,000	689,520	(g)
5.13%	12/01/24	676,000	699,660	(g)
Shell International Finance BV
3.40%	08/12/23	5,178,000	5,477,340	(h)
Sinclair Television Group Inc.
5.38%	04/01/21	1,522,000	1,561,953
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	2,653,000	2,617,574	(g,h)
Southern California Edison Co.
2.40%	02/01/22	1,345,000	1,347,432
Spectra Energy Partners LP
4.75%	03/15/24	3,385,000	3,717,305	(h)
Sprint Corp.
7.25%	09/15/21	1,895,000	1,904,475
7.63%	02/15/25	2,250,000	2,238,750
Statoil ASA
3.70%	03/01/24	5,137,000	5,486,768	(h)
4.80%	11/08/43	743,000	867,779	(h)
Sysco Corp.
2.35%	10/02/19	3,365,000	3,442,816	(h)
3.50%	10/02/24	2,355,000	2,443,816	(h)
T-Mobile USA Inc.
6.25%	04/01/21	1,946,000	2,023,840	(h)
Talisman Energy Inc.
6.25%	02/01/38	1,385,000	1,497,537	(h)
Tampa Electric Co.
4.35%	05/15/44	1,666,000	1,861,665	(h)
Tanger Properties LP
3.75%	12/01/24	368,000	377,416
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%	11/15/19	3,380,000	3,363,100	(g)
Target Corp.
3.50%	07/01/24	3,824,000	4,059,872	(h)
TD Ameritrade Holding Corp.
2.95%	04/01/22	1,690,000	1,718,286
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	2,365,000	2,669,896	(g,h)
Teck Resources Ltd.
3.75%	02/01/23	2,082,000	1,949,918	(h)
5.40%	02/01/43	1,041,000	938,979	(h)
Telecom Italia S.p.A.
5.30%	05/30/24	3,500,000	3,666,250	(g,h)
Tenet Healthcare Corp.
4.75%	06/01/20	1,271,000	1,288,082	(h)
6.00%	10/01/20	3,421,000	3,626,260	(h)
The Allstate Corp.
5.75%	08/15/53	1,900,000	2,068,625	(a,h)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	4,200,000	4,232,138	(g,h)
The Boeing Co.
2.85%	10/30/24	2,358,000	2,420,452	(h)

The Dow Chemical Co.
3.50%	10/01/24	3,367,000	3,419,182	(h)
4.25%	10/01/34	3,370,000	3,428,035	(h)
The Goldman Sachs Group Inc.
2.38%	01/22/18	4,023,000	4,105,194	(h)
2.60%	04/23/20	3,380,000	3,415,960	(h)
2.63%	01/31/19	1,717,000	1,754,201	(h)
2.90%	07/19/18	1,381,000	1,427,280	(h)
3.50%	01/23/25	1,690,000	1,719,666
4.00%	03/03/24	4,079,000	4,310,899	(h)
4.80%	07/08/44	1,993,000	2,213,406	(h)
The Korea Development Bank
3.25%	03/09/16	2,799,000	2,854,980	(h)
4.00%	09/09/16	1,627,000	1,693,458	(h)
The Kroger Co.
2.95%	11/01/21	2,358,000	2,403,889	(h)
The Progressive Corp.
3.70%	01/26/45	600,000	596,932
The Williams Companies Inc.
4.55%	06/24/24	1,079,000	1,045,026	(h)
5.75%	06/24/44	3,346,000	3,127,235	(h)
8.75%	03/15/32	1,349,000	1,614,452	(h)
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	3,370,000	3,557,022	(g)
Time Inc.
5.75%	04/15/22	3,420,000	3,343,050	(g,h)
Time Warner Cable Inc.
6.55%	05/01/37	1,004,000	1,260,870	(h)
Time Warner Inc.
5.35%	12/15/43	2,767,000	3,228,771	(h)
Tops Holding Corp./Tops Markets LLC
8.88%	12/15/17	4,464,000	4,698,360	(h)
Tyco Electronics Group S.A.
2.35%	08/01/19	3,384,000	3,420,043	(h)
Tyson Foods Inc.
2.65%	08/15/19	1,693,000	1,733,544	(h)
3.95%	08/15/24	1,129,000	1,192,770	(h)
5.15%	08/15/44	1,129,000	1,313,981	(h)
U.S. Bancorp
3.44%	02/01/16	5,157,000	5,260,449	(h)
Ultra Petroleum Corp.
6.13%	10/01/24	3,380,000	2,898,350	(g,h)
United Rentals North America Inc.
5.75%	07/15/18	3,212,000	3,348,510	(h)
6.13%	06/15/23	2,729,000	2,889,329	(h)
US Bank NA
2.80%	01/27/25	2,495,000	2,492,984
Vail Resorts Inc.
6.50%	05/01/19	1,763,000	1,824,705	(h)
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	1,833,000	1,904,029	(g,h)

Verizon Communications Inc.
1.35%	06/09/17	8,312,000	8,317,453	(h)
3.50%	11/01/24	3,368,000	3,446,693
4.15%	03/15/24	3,369,000	3,619,044
4.40%	11/01/34	1,684,000	1,715,413
4.67%	03/15/55	1,197,000	1,172,271	(g)
5.05%	03/15/34	1,039,000	1,128,187	(h)
5.15%	09/15/23	3,676,000	4,214,475	(h)
6.55%	09/15/43	124,000	161,468	(h)
Viasystems Inc.
7.88%	05/01/19	1,932,000	2,033,430	(g,h)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	8,326,000	8,378,229	(g,h)
2.45%	11/20/19	1,350,000	1,380,297	(g)
W.R. Grace & Co.
5.63%	10/01/24	3,379,000	3,607,082	(g,h)
Wal-Mart Stores Inc.
3.30%	04/22/24	1,058,000	1,118,529	(h)
4.30%	04/22/44	3,449,000	3,848,791	(h)
Weatherford International Ltd.
6.75%	09/15/40	844,000	791,696	(h)
Wells Fargo & Co.
3.00%	02/19/25	5,067,000	5,088,788
4.10%	06/03/26	3,868,000	4,081,003	(h)
5.88%	12/29/49	2,359,000	2,495,114	(a)
5.90%	12/29/49	2,229,000	2,320,946	(a,h)
Williams Partners LP
5.40%	03/04/44	338,000	339,051
Windstream Corp.
6.38%	08/01/23	3,218,000	2,888,155	(h)
WPP Finance 2010
3.75%	09/19/24	3,365,000	3,512,323	(h)
WPX Energy Inc.
5.25%	01/15/17	3,212,000	3,228,060	(h)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%	03/01/25	3,400,000	3,442,500	(g)
XLIT Ltd.
5.25%	12/15/43	2,289,000	2,658,587	(h)
Yamana Gold Inc.
4.95%	07/15/24	1,419,000	1,395,178
Zimmer Holdings Inc.
3.55%	04/01/25	1,689,000	1,724,033
			994,243,506
Non-Agency Collateralized Mortgage Obligations—6.4%
American Tower Trust I (REIT)
1.55%	03/15/43	5,061,000	5,050,929	(g)
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	239,157	247,994
5.68%	07/10/46	1,450,000	1,533,780
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	7,120,000	7,419,773	(a)

Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	263,910	286,705	(a)
Banc of America Commercial Mortgage Trust 2008-1
6.21%	02/10/51	1,882,120	2,070,780	(a)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.43%	11/10/42	2,785,111	2,782,359	(a)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	2,489,795	2,518,211	(a)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	1,353,328	1,505,583	(a,g)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	1,690,000	1,755,731	(a)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	3,450,000	3,794,962	(a)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	6,872,000	6,561,248	(a,g)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,543,270	(a,g)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,176,051	(a)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	3,334,957	3,177,197	(a,g)
4.72%	08/10/47	1,695,000	1,805,800	(a)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	1,691,008	1,777,143	(a)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	3,356,796	3,570,553
Core Industrial Trust 2015-CALW
3.25%	02/10/34	3,313,248	3,412,500	(b)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.47%	02/15/39	5,740,000	5,932,778	(a)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.18%	10/25/35	509,425	—	(**,a,j)
GS Mortgage Securities Corp. II 2012-GCJ9
2.35%	11/10/45	7,616,447	875,153	(a,e)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	1,720,000	1,837,794	(g)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	3,010,000	3,080,973
5.31%	08/10/44	1,470,000	1,655,254	(a,g)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	1,735,000	1,902,129
GS Mortgage Securities Trust 2014-GC24
4.53%	09/10/47	6,159,000	5,730,919	(a,g)
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	3,405,000	3,464,805	(g)
GS Mortgage Securities Trust 2015-GC28
1.18%	02/10/48	23,071,653	1,803,188	(a,e)
4.33%	02/10/48	2,295,952	2,326,112

Impac CMB Trust Series 2004-5
0.89%	10/25/34	1,512,292	1,455,835	(a)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.89%	12/15/47	9,960,712	909,174	(a,e)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	2,010,000	2,111,113
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	4,892,029	5,166,027
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	1,010,000	1,099,070	(a)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	1,365,000	1,513,911	(a)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	2,521,000	2,749,917	(a)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	1,710,000	1,845,966	(a)
LB-UBS Commercial Mortgage Trust 2004-C8
0.58%	12/15/39	2,842,368	11,693	(a,e,g)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	609,709	610,057
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	2,862,863	2,904,449
LB-UBS Commercial Mortgage Trust 2006-C4
5.82%	06/15/38	1,393,801	1,452,119	(a)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	3,590,000	3,886,297	(a)
6.11%	07/15/40	4,180,000	4,509,622	(g)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	274,205	18,340	(e)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	4,580,000	4,835,573	(a)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	3,154,000	3,241,375	(a)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	1,689,595	1,453,160	(g)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	2,016,506	1,707,105	(g)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.43%	02/15/48	25,875,798	2,542,737	(a,e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.00%	03/15/48	31,568,078	2,291,432	(a,e)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	854,326	853,823	(a)
Morgan Stanley Capital I Trust 2006-IQ11
5.65%	10/15/42	2,300,000	2,255,256	(a)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	3,500,000	3,547,932	(a)
5.27%	10/12/52	2,590,000	2,656,086	(a)
Morgan Stanley Capital I Trust 2006-T23
5.88%	08/12/41	1,070,894	1,120,253	(a)
Morgan Stanley Capital I Trust 2007-IQ16
6.08%	12/12/49	3,450,000	3,752,917	(a)

Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	1,525,000	1,706,867	(a)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	1,510,000	1,709,361	(a,g)
Wells Fargo Commercial Mortgage Trust 2014-LC18
3.96%	12/15/47	3,351,675	2,969,856	(a,g)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.43%	02/15/48	26,889,254	2,617,050	(a,e)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	774,927	38,721
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	2,069,547
5.13%	12/15/46	1,385,000	1,411,728	(a,g)
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	2,365,000	2,626,746	(a)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	2,036,972	1,837,925	(a,g)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,790,721	(a)
4.59%	03/15/47	3,318,813	3,170,167	(a,g)
			167,049,602
Sovereign Bonds—1.1%
Government of Brazil
4.25%	01/07/25	3,209,000	3,144,820	(h)
Government of Chile
3.63%	10/30/42	700,000	687,750
Government of Colombia
2.63%	03/15/23	2,597,000	2,441,180
5.63%	02/26/44	1,740,000	1,944,450	(h)
Government of Mexico
3.60%	01/30/25	3,314,000	3,400,992	(h)
4.00%	10/02/23	1,684,000	1,781,672	(h)
4.60%	01/23/46	2,370,000	2,423,325	(h)
4.75%	03/08/44	3,730,000	3,916,500	(h)
Government of Panama
4.00%	09/22/24	1,673,000	1,752,467	(h)
Government of Peru
5.63%	11/18/50	544,000	665,040
Government of Philippines
3.95%	01/20/40	835,000	886,144
4.20%	01/21/24	1,514,000	1,695,680	(h)
Government of Turkey
3.25%	03/23/23	2,038,000	1,927,724	(h)
4.88%	04/16/43	1,669,000	1,648,138
6.63%	02/17/45	655,000	810,366	(h)
			29,126,248
Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	2,105,000	2,745,530
Municipal Electric Authority of Georgia
6.64%	04/01/57	2,369,000	3,162,331

New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	967,974
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095,000	4,474,811
South Carolina State Public Service Authority
6.45%	01/01/50	1,495,000	2,037,147
State of California
5.70%	11/01/21	2,075,000	2,452,712
State of Illinois
5.10%	06/01/33	1,015,000	1,026,673
			16,867,178
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	1,381,696	200,346	(j,k)

Total Bonds and Notes (Cost $2,539,220,339)			2,595,982,849

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $2,594,700)		103,788	2,752,458

Total Investments in Securities (Cost $2,541,815,039)			2,598,735,307

		Principal Amount
Short-Term Investments—7.3%
Time Deposit—1.8%
State Street Corp.
0.01%	04/01/15	$48,136,120	48,136,120	(l)
(Cost $48,136,120)
U.S. Treasuries—5.5%
U.S. Treasury Bills
0.01%	06/18/15	145,000,000	144,995,215	(c)
(Cost $144,996,371)

Total Short-Term Investments (Cost $193,132,491)			193,131,335

Total Investments (Cost $2,734,947,530)			2,791,866,642

Liabilities in Excess of Other Assets, net—(6.5)%			(170,461,291)

NET ASSETS—100.0%			$2,621,405,351

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	June 2015	201	$34,144,875	$171,716
2 Yr. U.S. Treasury Notes Futures	June 2015	287	62,897,844	150,132

				$321,848

The Fund had the following short futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
5 Yr. U.S. Treasury Notes Futures	June 2015	2,965	$(356,425,431)	$(734,309)
10 Yr. U.S. Treasury Notes Futures	June 2015	1,511	(194,777,344)	(300,506)

				$(1,034,815)

				$(712,967)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Coupon amount represents effective yield.

(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Step coupon bond.

(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to $263,842,445 or 10.06% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(h)	At March 31, 2015, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees .

(k)	Security is in default.

(l)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2015.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities.

With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are typically classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$609,321,208	$—	$609,321,208
Agency Mortgage Backed	—	767,378,000	—	767,378,000
Agency Collateralized Mortgage Obligations	—	8,047,941	—	8,047,941
Asset Backed	—	3,748,820	—	3,748,820
Corporate Notes	—	994,243,506	—	994,243,506
Non-Agency Collateralized Mortgage Obligations	—	167,049,602	—	167,049,602
Sovereign Bonds	—	29,126,248	—	29,126,248
Municipal Bonds and Notes	—	16,867,178	—	16,867,178
FNMA (TBA)	—	—	200,346	200,346
Preferred Stock	2,752,458	—	—	2,752,458
Short-Term Investments	—	193,131,335	—	193,131,335

Total Investments in Securities	$2,752,458	$2,788,913,838	$200,346	$2,791,866,642

Other Financial Instruments*
Long Futures Contracts—Unrealized Appreciation	$321,848	$—	$—	$321,848
Short Futures Contracts—Unrealized Depreciation	(1,034,815)	—	—	(1,034,815)

Total Other Financial Instruments	$(712,967)	$—	$—	$(712,967)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2015 is not presented.

INCOME TAXES

At March 31, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$2,735,893,670	$66,780,478	$(10,807,506)	$55,972,972

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund General Electric RSP Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton Chairman of the Board and President, GE RSP Funds

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton Chairman of the Board and President, GE RSP Funds

Date: May 28, 2015

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, GE RSP Funds

Date: May 28, 2015